Consolidated Statements of Changes in Equity (JPY ¥) In Millions	Common Stock [Member]	Capital Surplus [Member]	Legal Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock at Cost [Member]	Non-Controlling Interests [Member]	Total
Balance at Mar. 31, 2008	¥ 84,070	¥ 93,150	¥ 19,539	¥ 423,927	¥ 31,177	¥ (3,766)	¥ 43,230	¥ 691,327
Net income				48,064			6,671	54,735
Other comprehensive income (loss)					(93,361)		(10,211)	(103,572)
Cash dividends paid to Kubota Corporation shareholders				(19,193)				(19,193)
Cash dividends paid to noncontrolling interests							(767)	(767)
Purchases and sales of treasury stock				(7)		(5,316)		(5,323)
Increase in noncontrolling interests related to contribution							14	14
Changes in ownership interests in subsidiaries							(978)	(978)
Balance at Mar. 31, 2009	84,070	93,150	19,539	452,791	(62,184)	(9,082)	37,959	616,243
Net income				42,326			5,582	47,908
Other comprehensive income (loss)					28,429		1,946	30,375
Cash dividends paid to Kubota Corporation shareholders				(17,814)				(17,814)
Cash dividends paid to noncontrolling interests							(489)	(489)
Purchases and sales of treasury stock						(183)		(183)
Increase in noncontrolling interests related to contribution							2,109	2,109
Changes in ownership interests in subsidiaries		(3,909)			(736)		(1,885)	(6,530)
Balance at Mar. 31, 2010	84,070	89,241	19,539	477,303	(34,491)	(9,265)	45,222	671,619
Net income				54,822			6,286	61,108
Other comprehensive income (loss)					(30,710)		(3,073)	(33,783)
Cash dividends paid to Kubota Corporation shareholders				(15,267)				(15,267)
Cash dividends paid to noncontrolling interests							(307)	(307)
Purchases and sales of treasury stock		1				(76)		(75)
Increase in noncontrolling interests related to contribution		(5)					400	395
Changes in ownership interests in subsidiaries		(97)			(180)		(2,052)	(2,329)
Balance at Mar. 31, 2011	¥ 84,070	¥ 89,140	¥ 19,539	¥ 516,858	¥ (65,381)	¥ (9,341)	¥ 46,476	¥ 681,361